Material Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies 1 [Abstract]
Cash and cash equivalents	$ 252,470	$ 280,641	$ 191,081	$ 149,866
Short-term investments	$ 24,829	$ 86,666